Supplemental Cash Flow Information	12 Months Ended
Nov. 30, 2011
Supplemental Cash Flow Information
Supplemental Cash Flow Information

14.   Supplemental Cash Flow Information

        Cash paid for income taxes was $2,572, $1,960 and $2,197 for the years ended November 30, 2011, 2010 and 2009, respectively. Cash received from income taxes was $0, $0 and $658 for the years ended November 30, 2011, 2010 and 2009, respectively. Cash paid for interest was $5, $130 and $54 for the years ended November 30, 2011, 2010 and 2009, respectively.

        Proceeds from the exercise of share options were $3,344, $2,113 and $87 for the years ended November 30, 2011, 2010 and 2009 respectively.